               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2010
           Check here if Amendment [ ] Amendment Number: ___________

                       This Amendment (Check only one):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name: Carol A. McCoy
Title: Vice President, Associate Counsel & Secretary
Phone: 205-325-4243

Signature, Place and Date of Signing:

 /s/ Carol A. McCoy
 ------------------------
 (Signature)
 Birmingham, AL
 February 8, 2011

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 25
Form 13F Information Table Value Total: $54,020 (thousands)



List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

             Column 1           Column 2  Column 3  Column 4      Column 5      Column 6    Column 7         Column 8
     -------------------------- --------  --------- --------- ----------------  ----------  -------- --------------------------
                                                                                                           Voting authority
                                Title of              Value   Shrs or SH/  Put/ Investment   Other         ----------------
     Name of Issuer              Class     CUSIP    (x $1000) prn amt PRN  Call Discretion  Managers Sole       Shared      None
     -------------------------- --------  --------- --------- ------- ---  ---- ----------  -------- ----  ---------------- ----
 1   AFLAC Inc.                 COMMON    001055102   2808     64000  SH          SOLE                X
 2   ALTRIA GROUP INC           COMMON    02209S103   1245     65000  SH          SOLE                X
 3   AMERICAN EXPRESS CO        COMMON    025816109   2513     48000  SH          SOLE                X
 4   ARCHER DANIELS MIDLAND CO  COMMON     39483102   1252     44000  SH          SOLE                X
 5   ARGO GROUP INTERNATIONAL
       HOLDINGS LTD.            COMMON    G0464B107    350     10561  SH          SOLE                X
 6   AT&T Inc.                  COMMON    00206R102    505     20000  SH          SOLE                X
 7   BECTON DICKINSON CO        COMMON    075887109    755     10000  SH          SOLE                X
 8   COMPUTER SCIENCES CORP     COMMON    205363104   2047     40000  SH          SOLE                X
 9   CVS CORP                   COMMON    126650100   1359     39000  SH          SOLE                X
 10  GENERAL ELECTRIC CO        COMMON    369604103    926     59000  SH          SOLE                X
 11  GENERAL MILLS INC          COMMON    370334104   2225     70000  SH          SOLE                X
 12  H J HEINZ CO               COMMON    423074103    462     10000  SH          SOLE                X
 13  IBM CORP                   COMMON    459200101   6854     59000  SH          SOLE                X
 14  ITT INDUSTRIES INC         COMMON    450911102   1189     25000  SH          SOLE                X
 15  JM SMUCKER CO              COMMON    832696405   1194     21000  SH          SOLE
 16  JOHNSON & JOHNSON          COMMON    478160104   2628     42000  SH          SOLE                X
 17  KELLOGG CO                 COMMON    487836108   1128     26000  SH          SOLE                X
     KIMBERLY CLARK CORP        COMMON    494368103    750     12000  SH          SOLE                X
 18  KRAFT FOODS INC.           COMMON    50075N104   2881     93000  SH          SOLE                X
 19  L-3 COMMUNICATIONS
       HLDG INC                 COMMON    502424104   2311     28000  SH          SOLE                X
 20  MEDTRONIC INC              COMMON    585055106    346     10000  SH          SOLE                X
 21  SPDR SER TR KBW BK ETF     COMMON    78464A797    614     29000  SH          SOLE                X
 22  TORCHMARK CORP             COMMON    891027104   8473    321000  SH          SOLE                X
 23  UNIVERSAL CORP             COMMON    913456109   1387     31500  SH          SOLE                X
 24  US BANCORP                 COMMON    902973304   5607    179600  SH          SOLE                X
 25  WAL-MART STORES INC        COMMON    931142103   2211     43000  SH          SOLE                X